Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,523,182	$ 3,412,916
Value-added tax (“VAT”)	598,452	702,401
Related surcharges on VAT payable	14,385	58
IIT	1,526	174
Other tax		1,972
Total taxes payable	$ 4,137,545	$ 4,117,521